Remuneration of Key Management Personnel - Schedule of Share Options were Granted to Directors (Details) - shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Share Options were Granted to Directors [Line Items]
Number of share options	400,000	150,000
W.Simon [Member]
Schedule of Share Options were Granted to Directors [Line Items]
Number of share options	200,000	75,000
J. Brancaccio [Member]
Schedule of Share Options were Granted to Directors [Line Items]
Number of share options	200,000	75,000